Impairment review (Details) ₨ / shares in Units, € in Millions, ₨ in Billions		6 Months Ended
	Mar. 20, 2017	Sep. 30, 2018 EUR (€)	Nov. 12, 2018 EUR (€)	Sep. 30, 2018 INR (₨) ₨ / shares	Sep. 30, 2018 EUR (€)	Sep. 30, 2017 EUR (€)
Impairment review
Impairment losses		€ 3,495
Vodafone India (excluding interest in Indus Towers)
Impairment review
Proportion of ownership interest	42.00%
Vodafone Idea
Impairment review
Impairment losses		€ 300
Share price | ₨ / shares				₨ 38.55
Recoverable amount				₨ 152	€ 1,800	€ 1,800
Proportion of ownership interest		45.20%
Fair value of investments			€ 2,000
Spain
Impairment review
Impairment losses		€ 2,900
Recoverable amount					7,300
Romania
Impairment review
Impairment losses		€ 300
Recoverable amount					€ 700
Minimum business performance period (in years)		5 years